Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	As of December 31, 2019	As of September 30, 2020
Research and development expenses	$536	$1,672
Employee compensation and benefits	230	229
Professional services and other	86	224
Total accrued expenses	$852	$2,125

Accrued expenses consisted of the following (in thousands):

	As of December 31,
	2018	2019
Research and development expenses	$299	$536
Employee compensation and benefits	72	230
Professional services and other	80	86
Total accrued expenses	$451	$852